Note 22 - Called Up Share Capital - Share Capital (Details) - Ordinary shares [member] - shares	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Allotted, called up and fully paid
Number of Shares (in shares)	162,689	162,689	162,689	162,689
Number allotted (in shares)	13,557,376	13,557,376	13,557,376	13,557,376